Capital structure and financial items - Financial income and expenses - Financial income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest income	kr 337	kr 65	kr 51
Foreign exchange gain (net)	1,142	0	0
Financial gain from forward contracts (net)	0	0	1,656
Financial gain from currency options (net)	0	0	152
Capital gain on investments, etc.	0	0	251
Result of associated company	149	0	12
Total financial income	kr 1,628	kr 65	kr 2,122